CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Purchase Price Adjustment to Be Settled in Shares [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2015	$ 1,983	$ 71,550	$ (17,520)	$ 57,739	$ (30,054)		$ 4,123	$ 87,821
Balance, shares at Dec. 31, 2015	23,476
Changes during period:
Net income				32,139			2,589	34,728
Other comprehensive income			4,553				244	4,777
Dividend paid to non-controlling interests							(994)	(994)
Dividend paid				(13,968)				(13,968)
Dividend declared				(4,193)				(4,193)
Balance at Dec. 31, 2016	$ 1,983	71,550	(12,967)	71,717	(30,054)		5,942	108,171
Balance, shares at Dec. 31, 2016	23,476
Changes during period:
Net income				43,794			2,567	46,361
Other comprehensive income			3,213				574	3,787
Dividend paid to non-controlling interests							(1,644)	(1,644)
Dividend paid				(18,452)				(18,452)
Dividend declared				(4,994)				(4,994)
Balance at Dec. 31, 2017	$ 1,983	71,550	(9,754)	92,065	(30,054)		7,439	$ 133,229
Balance, shares at Dec. 31, 2017	23,476							23,475,431
Impact of change in accounting policy				(2,972)				$ (2,972)
As adjusted balance at Dec. 31, 2017	$ 1,983	$ 71,550	$ (9,754)	$ 89,093	$ (30,054)		$ 7,439	$ 130,257
As adjusted balance, shares at Dec. 31, 2017	23,476
Changes during period:
Issuance of treasury shares		7,130			4,908	(10,800)		1,238
Net income				$ 60,675			$ 2,504	$ 63,179
Other comprehensive income			(10,850)				(727)	(11,577)
Dividend paid to non-controlling interests							(2,709)	(2,709)
Dividend paid				(15,366)				(15,366)
Dividend declared				(4,822)				(4,822)
Balance at Dec. 31, 2018	$ 1,983	$ 78,680	$ (20,604)	$ 129,580	$ (25,146)	$ (10,800)	$ 6,507	$ 160,200
Balance, shares at Dec. 31, 2018	23,476							23,475,431